Fees Summary	Aug. 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 19,821,000.00
Previously Paid Amount	0.00
Total Fee Amount	2,737.28
Total Offset Amount	0.00
Net Fee	2,737.28
Narrative - Max Aggregate Offering Price	$ 19,821,000.00
Final Prospectus	true